UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jerrold N. Fine         Westport, CT                   11/14/00
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]





Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-
           -------------        --------------------------------------------
        [Repeat as necessary.]




                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:             30
                                               -------------

Form 13F Information Table Value Total:       $ 301,559,790
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE






                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- --- --- --- ---- ---------- -------- ---- ------ ----
BAXTER INTERNATIONAL INC.COMMON      071813109 23,943,750    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC.         COMMON      10553F106 19,290,989  3,674,474          X         X            X
------------------------------------------------------------------------------------------------------------
BROADWING INC            COMMON      111620100 17,254,688    675,000          X         X            X
------------------------------------------------------------------------------------------------------------
CABLEVISION SYS. CORP.   COMMON CL A 12686C109 13,262,500    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
CENDANT CORP             COMMON      151313103 8,700,000     800,000          X         X            X
------------------------------------------------------------------------------------------------------------
CITIZENS UTILS CO.       COMN SPCL B 177342201 13,437,500  1,000,000          X         X            X
------------------------------------------------------------------------------------------------------------
CNF TRANSN, INC.         COMMON      12612W104  2,225,000    100,000          X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP.            COMN SPCL A 200300200 12,281,250    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC. COMMON   181512104 7,291,800     810,200          X         X            X
------------------------------------------------------------------------------------------------------------
EDEN BIOSCIENCE CORP     COMMON      279445100 1,650,000      50,000          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE INC.  COMMON     299808105 19,800,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.         SPON. ADR   338488109  2,280,000    320,000          X         X            X
------------------------------------------------------------------------------------------------------------
GRAND UNION CO.          COMMON      386532402   119,024     743,900          X         X            X
------------------------------------------------------------------------------------------------------------
HONEYWELL INTERNATIONAL  COMMON      438516106  7,125,000    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC.      COMMON      441815107 4,341,156     76,665           X         X            X
------------------------------------------------------------------------------------------------------------
INAMED CORP.             COMMON      453235103 8,128,125     289,000          X         X            X
------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS,INC. COMMON     495582108 6,687,500     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
MERCATOR SOFTWARE INC.   COMMON      587587106 1,394,563     84,200           X         X            X
------------------------------------------------------------------------------------------------------------
MISSION WEST PROP, INC,  COMMON      605203108 971,250       70,000           X         X            X
------------------------------------------------------------------------------------------------------------
NTL INC.                 COMMON      629407107 15,514,688    335,000          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP, INC.           COMMON      670872100 9,815,625     225,000          X         X            X
------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC. COMMON      691471106 7,683,594     250,000          X         X            X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF PPTYS INC.  COMMON      694396102 10,700,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
PHILADELPHIA SUBURBAN CORP COMMON    718009608  5,796,875    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
PLAINS RESOURCES INC.    COMMON      726540503 5,356,725     283,800          X         X            X
------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC.  COMMON      78387G103 20,000,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
SNAP-ON INC.             COMMON      833034101 1,767,188      75,000          X         X            X
------------------------------------------------------------------------------------------------------------
TEXACO INC.              COMMON      881694103 26,250,000    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HOLDINGS INC. COMMON   893521104 24,947,250    269,700          X         X            X
------------------------------------------------------------------------------------------------------------
UNOCAL CORP              COMMON      915289102  3,543,750    100,000          X         X            X
------------------------------------------------------------------------------------------------------------

NOTE:
  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.



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